IMPAIRMENT TESTING (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IMPAIRMENT TESTING
Projected cash flows calculation period	10 years
Percentage of Inflation	2.00%
Discount rate used in calculation based on a Weighted Average Cost of Capital (WACC)	7.00%	7.50%	8.30%